OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2013
Estimated average burden
hours per response:	5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2012

Date of Reporting Period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES—97.1%
	Alabama—0.9%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,501,425
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	204,247
885	5.50%, 1/1/43	NR/NR	638,873
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	Baa2/BBB	1,234,224

			4,578,769

	Alaska—1.2%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	Aa1/AA+	3,621,678
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	NR/NR	585,000
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,588,032

			5,794,710

	Arizona—4.9%
5,000	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	5,000,800
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/AA-	2,095,387
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	2,039,208
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Southern California Edison Co., 5.00%, 6/1/35, Ser. A	A1/A	1,504,140
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
750	5.25%, 10/1/40	Baa3/BBB-	703,237
4,150	6.375%, 9/1/29	Baa3/BBB-	4,218,350
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (g)	Aa1/AA	5,114,750
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,790,836

			24,466,708

	Arkansas—0.5%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	Aa2/NR	2,363,765

	California—15.9%
	Bay Area Toll Auth. Rev.,
2,875	5.00%, 10/1/34	A1/A+	2,824,486
3,255	San Francisco Bay Area, 5.00%, 10/1/42	A1/A+	3,120,992
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,172,050
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BB+	4,290,000
1,500	5.75%, 6/1/47	Baa3/BB+	1,125,375
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,080,240
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	Aa3/AA-	1,613,580
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	Aa1/AA	5,393,280

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	California (continued)
$2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	Aa2/AA-	$2,043,320
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	4,243,929
1,600	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	NR/NR	1,684,736
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA-	5,041,600
500	San Diego Cnty. Regional Airport Auth. Rev., 5.00%, 7/1/24, Ser. A	A2/A	527,180
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	Aa2/AA-	1,572,080
	State, GO,
2,500	4.50%, 8/1/27	A1/A-	2,466,325
5,000	4.50%, 8/1/30	A1/A-	4,754,550
2,400	4.50%, 10/1/36	A1/A-	2,123,832
700	5.00%, 11/1/32	A1/A-	705,922
1,200	5.00%, 6/1/37	A1/A-	1,187,892
2,300	5.125%, 8/1/36	A1/A-	2,330,337
1,250	5.25%, 3/1/38	A1/A-	1,277,825
1,900	5.25%, 11/1/40	A1/A-	1,919,247
500	5.50%, 3/1/40	A1/A-	520,430
4,200	6.00%, 4/1/38	A1/A-	4,536,336
	Statewide Communities Dev. Auth. Rev.,
750	California Baptist Univ., 6.50%, 11/1/21	NR/NR	767,355
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	849,183
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/NR	3,024,398
9,500	6.75%, 2/1/38	Aa2/NR	10,758,370
1,500	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	1,385,595
500	Univ. of California Rev., 5.00%, 5/15/41, Ser. D (FGIC-NPFGC)	Aa2/AA-	489,345
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	836,120

			78,665,910

	Colorado—0.7%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	368,635
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	430,983
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	549,070
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	Aa3/A-	414,908
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa2/AA-	1,559,595

			3,323,191

	District of Columbia—1.3%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,616,325
3,750	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,763,200

			6,379,525

	Florida—2.8%
850	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	752,394
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa2/AA	4,204,160
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	NR/NR	299,322
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	NR/BB+	388,740

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Florida (continued)
$3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	$3,039,090
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	Aa3/AA+	1,263,425
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	3,998,748

			13,945,879

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,814,700

	Illinois—5.4%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (g)	Aa3/A+	4,894,250
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC) Finance Auth. Rev.,	Aa3/AA+	1,239,087
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	973,600
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	433,552
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	Aa1/AA	190,745
15,000	5.50%, 7/1/37, Ser. B (g)	Aa1/AA	15,745,650
1,900	Springfield Electric Rev., 5.00%, 3/1/36	A1/AA-	1,878,720
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa2/AA-	1,495,239

			26,850,843

	Indiana—1.2%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,581,690
1,000	U.S. Steel Corp., 6.00%, 12/1/26	Ba2/BB	1,016,330
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,051,140
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	NR/NR	2,084,433

			5,733,593

	Iowa—1.7%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	3,275,175
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	3,070,340
1,500	6.75%, 11/15/42	NR/NR	1,299,210
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	940,224

			8,584,949

	Kansas—1.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	1,055,130
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	706,930
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	505,472
5,000	Wichita Hospital Rev., Facs. Improvements, 5.625%, 11/15/31, Ser. III	NR/A+	5,025,000

			7,292,532

	Kentucky—0.6%
700	Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	702,541
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,023,240
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp., 6.00%, 7/15/31, Ser. A	Baa1/BBB-	1,021,470

			2,747,251

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody's/S&P)	Value*
	Louisiana—6.4%
$3,930	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	$4,047,232
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	414,848
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	A3/BBB+	736,080
2,000	Public Facs. Auth. Rev., Oschsner Clinic Foundation Project, 6.50%, 5/15/37	Baa1/NR	2,106,240
24,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	24,342,795

			31,647,195

	Maryland—0.4%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	Baa3/NR	1,475,025
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	NR/NR	666,679

			2,141,704

	Massachusetts—0.5%
	Dev. Finance Agcy. Rev.,
750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	NR/BBB	769,402
550	Linden Ponds, Inc. Fac., 5.75%, 11/15/35, Ser. A	NR/NR	302,500
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	1,559,265

			2,631,167

	Michigan—1.6%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/BBB	982,200
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,192,598
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	47,119
1,500	8.25%, 9/1/39	A1/A	1,729,560
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control, 5.45%, 9/1/29, Ser. C	A2/A	2,003,540

			7,955,017

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	A2/A	95,290
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	89,584
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	1,521,795
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	444,400

			2,151,069

	Missouri—0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	968,960
500	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	NR/NR	500,730

			1,469,690

	Nevada—4.0%
5,000	Clark Cnty., GO, 4.75%, 6/1/30 (AGM)	Aa1/AA+	5,044,750

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Nevada (continued)
$5,230	4.75%, 11/1/35 (FGIC-NPFGC) (g)	Aa1/AA+	$5,231,831
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	Aa1/AA	9,777,534

			20,054,115

	New Jersey—6.5%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Ba2/NR	15,708,764
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	Aa3/AA+	2,078,340
	Health Care Facs. Financing Auth. Rev.,
500	AHS Hospital Corp., 6.00%, 7/1/37	A1/A	530,250
1,000	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	918,990
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,036,760
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	Baa3/BB+	4,537,434
9,100	5.00%, 6/1/41	Baa3/BB-	6,266,806

			32,077,344

	New Mexico—1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	991,690
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	Aa3/AA-	6,400,000

			7,391,690

	New York—4.7%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	A1/A	7,530,150
3,000	5.50%, 10/1/37	A1/A	3,058,470
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	3,969,378
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
670	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	682,925
3,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	3,062,400
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	A3/A-	3,609,200
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	A3/BBB	1,625,861

			23,538,384

	North Carolina—0.8%
570	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	570,564
	Medical Care Commission Rev.,
2,500	Novant Health, 5.00%, 11/1/43, Ser. A	A1/A+	2,237,950
1,500	Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,153,890

			3,962,404

	Ohio—2.0%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	8,142,750
250	Higher Educational Fac. Commission Rev., Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	255,013

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Ohio (continued)
$500	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	$521,290
500	Lorain Cnty. Port Auth. Rev., U.S. Steel Corp. Project, 6.75%, 12/1/40	Ba2/BB	517,055
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	515,155

			9,951,263

	Oregon—0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A1/A	2,160,620
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa2/AA	612,576

			2,773,196

	Pennsylvania—4.8%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	5,125,350
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,765,040
500	Higher Educational Facs. Auth. Rev.,
	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	490,220
350	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	345,789
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	752,880
85	6.375%, 7/1/30	NR/NR	85,263
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	1,127,962
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	7,089,110
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,696,240
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	501,495
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A3/A-	1,983,360

			23,962,709

	Puerto Rico—0.6%
135	Commonwealth of Puerto Rico, Public Improvements, GO, 5.00%, 7/1/35, Ser. B	A3/BBB	123,726
3,000	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	A1/A+	3,001,050

			3,124,776

	Rhode Island—4.5%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	22,408,414

	South Carolina—1.6%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A1/A+	3,507,070
2,000	5.50%, 10/1/26	A1/A+	2,001,340
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	389,570
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	A1/A+	2,224,860

			8,122,840

	Tennessee—4.7%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(h)(j) (acquisition cost-$935,300; purchased 6/29/01)	NR/NR	472,350
5,000	Metropolitan Gov't Nashville & Davidson Cnty. Health & Educational Facs. Board Rev., Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (g)	Aa2/AA	5,203,550

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Tennessee (continued)
	Tennessee Energy Acquisition Corp. Rev.,
$370	5.00%, 2/1/21, Ser. C	Baa3/BBB	$371,110
5,000	5.00%, 2/1/27, Ser. C	Baa3/BBB	4,858,250
6,460	5.25%, 9/1/17, Ser. A	Ba3/B	6,753,349
600	5.25%, 9/1/21, Ser. A	Ba3/B	604,176
300	5.25%, 9/1/22, Ser. A	Ba3/B	300,237
5,000	5.25%, 9/1/24, Ser. A	Ba3/B	4,957,800

			23,520,822

	Texas—8.1%
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	1,225,992
20	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,150
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A1/A+	4,339,566
4,200	5.50%, 12/15/38	A1/A+	4,361,868
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C	A2/A-	2,843,640
600	5.50%, 9/1/41, Ser. A	NR/AA	635,682
6,050	5.625%, 1/1/33, Ser. A	A2/A-	6,231,561
600	5.75%, 1/1/33, Ser. F	A3/BBB+	614,808
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	NR/BBB	256,110
400	State Public Finance Auth. Rev., Charter School Finance Corp., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	360,432
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	4,419,840
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	A2/A	6,458,725
150	5.25%, 12/15/25, Ser. A	A2/A	146,298
6,500	6.25%, 12/15/26, Ser. D	A2/A	6,903,390
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB	1,005,130
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	NR/NR	519,885

			40,343,077

	U.S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	439,765

	Utah—1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	WR/NR	7,553,560

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,028,580
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,933,608

			2,962,188

	Washington—1.1%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	730,772
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	273,213
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	1,968,000

PIMCO Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)(continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Washington (continued)
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
$275	5.25%, 1/1/17	NR/NR	$235,562
3,600	5.625%, 1/1/38	NR/NR	2,376,504

			5,584,051

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	NR/NR	1,037,480

	Wisconsin—0.6%
	Health & Educational Facs. Auth. Rev.,
2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	2,230,000
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	531,765

			2,761,765

	Total Municipal Bonds & Notes (cost—$469,837,158)		482,108,010

VARIABLE RATE NOTES (a)(c)(d)(e)—2.5%
	Illinois—0.6%
3,000	Metropolitan Pier & Exposition Auth. Rev., 8.44%, 6/15/50, Ser. 3217	NR/AAA	2,684,520

	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 7.984%, 2/1/17, Ser. 3480	NR/AA+	1,081,410
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.42%, 2/1/27, Ser. 3224	Aa1/NR	233,812
600	8.504%, 10/1/31, Ser. 3227	NR/AAA	705,030

			2,020,252

	Washington—1.5%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.638%, 8/1/28, Ser. 3388	NR/AA+	7,521,426

	Total Variable Rate Notes (cost—$11,350,618)		12,226,198

SHORT-TERM INVESTMENTS—0.4%
	U.S. Treasury Obligations (f)(i)—0.4%
2,150	U.S. Treasury Bills, 0.01%-0.132%, 8/18/11-9/15/11 (cost—$2,149,899)		2,149,899

	Total Investments (cost—$483,337,675) (k)—100.0%		$496,484,107

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,698,548, representing 2.6% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Restricted. The aggregate acquisition cost of such securities is $935,300 and the aggregate market value is $472,350, representing 0.1% of total investments.

(i)	Rates reflect the effective yields at purchase date.

(j)	In default.

(k)	At July 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $460,959,712. Gross unrealized appreciation was $27,907,920, gross unrealized depreciation was $14,257,228 and net unrealized appreciation was $13,650,692. The difference between book and tax cost basis was attributable to inverse floater transactions.

Glossary:

ACA—insured by American Capital Access Holding Ltd.

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

PSF—Public School Fund

WR—Withdrawn Rating

Other Investments:

Interest rate swap agreements outstanding at July 31, 2011:

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid(Received)	Unrealized Depreciation
Citigroup	$6,400	6/20/42	4.75%	3-Month USD-LIBOR	$(856,046)	$(124,400)	$(731,646)
Morgan Stanley	4,400	6/20/42	4.75%	3-Month USD-LIBOR	(588,532)	70,400	(658,932)

					$(1,444,578)	$(54,000)	$(1,390,578)

LIBOR - London Inter-Bank Offered Rate

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds and Variable Rate Notes—Municipal bonds and Variable Rate Notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps—Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/11
Investments in Securities - Assets
Municipal Bonds & Notes:
Tennessee	—	$23,048,472	$472,350	$23,520,822
All Other	—	458,587,188	—	458,587,188
Variable Rate Notes	—	12,226,198	—	12,226,198
Short-Term Investments	—	2,149,899	—	2,149,899

Total Investments in Securities - Assets	—	$496,011,757	$472,350	$496,484,107

Other Financial Instruments* - Liabilities
Interest Rate Contracts	—	$(1,390,578)	—	$(1,390,578)

Total Investments	—	$494,621,179	$472,350	$495,093,529

* Other financial instruments not reflected in the Schedule of Investments, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended July 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended July 31, 2011, was as follows:

	Beginning Balance 4/30/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/11
Investments in Securities - Assets
Municipal Bonds & Notes:
Tennessee	$472,350	—	—	—	—	—	—	—	$472,350

Total Investments	$472,350	—	—	—	—	—	—	—	$472,350

There was no change in unrealized appreciation/depreciation of Level 3 investments which Municipal Income held at July 31, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 22, 2011